NET LOANS RECEIVABLE (Schedule of Primary Segments of Loan Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 31,842	$ 39,844
Individually evaluated for impairment	1,131	851
Collectively evaluated for impairment	30,711	38,993
Deferred loan fees	(4)	(26)
Allowance for loan losses	(307)	(385)
Net Loans Receivable	31,531	39,433
First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	13,611	13,514
Individually evaluated for impairment
Collectively evaluated for impairment	13,611	13,514
First Mortgage Loans - Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	2,546	4,997
Individually evaluated for impairment	701	701
Collectively evaluated for impairment	1,845	4,296
First Mortgage Loans - Land Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,407	2,029
Individually evaluated for impairment	280
Collectively evaluated for impairment	1,127	2,029
First Mortgage Loans - Multi-family Dwellings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	2,780	5,083
Individually evaluated for impairment
Collectively evaluated for impairment	2,780	5,083
First Mortgage Loans - Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	5,787	7,623
Individually evaluated for impairment
Collectively evaluated for impairment	5,787	7,623
Consumer Loans - Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,085	1,402
Individually evaluated for impairment
Collectively evaluated for impairment	1,085	1,402
Consumer Loans - Home Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	2,056	2,188
Individually evaluated for impairment	150	150
Collectively evaluated for impairment	1,906	2,038
Consumer Loans - Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	180	286
Individually evaluated for impairment
Collectively evaluated for impairment	180	286
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,890	2,222
Individually evaluated for impairment
Collectively evaluated for impairment	1,890	2,222
Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	500	500
Individually evaluated for impairment
Collectively evaluated for impairment	$ 500	$ 500